Other intangible assets (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 27,246		₨ 35,648
Ending balance	30,849	$ 375	27,246
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	107,456		111,303
Additions	7,596		1,195
Assets acquired through business combinations			106
Disposals/De-recognitions	(687)		(6,403)
Effect of changes in foreign exchange rates	4,387		1,255
Ending balance	118,752		107,456
Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	80,210		75,655
Amortization for the year	4,021		3,672
Impairment loss	395		4,511
Disposals/De-recognitions	(687)		(4,521)
Effect of changes in foreign exchange rates	3,964		893
Ending balance	87,903		80,210
Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	25,159		33,781
Ending balance	28,464		25,159
Product related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	102,910		107,233
Additions	6,830		816
Assets acquired through business combinations			5
Disposals/De-recognitions	(687)		(6,398)
Effect of changes in foreign exchange rates	4,377		1,254
Ending balance	113,430		102,910
Product related intangibles [member] | Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	77,751		73,452
Amortization for the year	3,670		3,415
Impairment loss	273		4,511
Disposals/De-recognitions	(687)		(4,519)
Effect of changes in foreign exchange rates	3,959		892
Ending balance	84,966		77,751
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	98		0
Ending balance	0		98
Customer related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	98		0
Additions	0		0
Assets acquired through business combinations			98
Disposals/De-recognitions	0		0
Effect of changes in foreign exchange rates	7		0
Ending balance	105		98
Customer related intangibles [member] | Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		0
Amortization for the year	0		0
Impairment loss	103		0
Disposals/De-recognitions	0		0
Effect of changes in foreign exchange rates	2		0
Ending balance	105		0
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,989		1,867
Ending balance	2,385		1,989
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,448		4,070
Additions	766		379
Assets acquired through business combinations			3
Disposals/De-recognitions	0		(5)
Effect of changes in foreign exchange rates	3		1
Ending balance	5,217		4,448
Others [Member] | Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,459		2,203
Amortization for the year	351		257
Impairment loss	19		0
Disposals/De-recognitions	0		(2)
Effect of changes in foreign exchange rates	3		1
Ending balance	₨ 2,832		₨ 2,459